Current and deferred income tax liability (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current And Deferred Income Tax Liability [Abstract]
Unrealized aggregate tax losses	$ 37,771	$ 30,517
Capital losses without expiry	1,403	1,403
Taxable temporary difference of investments in subsidiaries that has not been recognized	$ 77,582	$ 77,703
Applicable tax rate	26.50%	26.50%